                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                         Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Fund

 Schedule of Investments 3/31/16 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 6.4%

 Oil & Gas Equipment & Services - 1.1%

 720,916

 Schlumberger, Ltd.

 $

 53,167,555

 Integrated Oil & Gas - 3.9%

 1,902,321

 Chevron Corp.

 $

 181,481,423

 Oil & Gas Exploration & Production - 1.0%

 632,400

 EOG Resources, Inc.

 $

 45,899,592

 Oil & Gas Refining & Marketing - 0.4%

 204,074

 Phillips 66

 $

 17,670,768

 Total Energy

 $

 298,219,338

 Materials - 3.5%

 Diversified Chemicals - 1.8%

 1,623,761

 The Dow Chemical Co.

 $

 82,584,484

 Specialty Chemicals - 1.7%

 504,292

 Ecolab, Inc.

 $

 56,238,644

 217,213

 The Valspar Corp.

 23,246,135

 $

 79,484,779

 Total Materials

 $

 162,069,263

 Capital Goods - 7.1%

 Aerospace & Defense - 0.5%

 217,648

 Honeywell International, Inc.

 $

 24,387,458

 Industrial Conglomerates - 3.6%

 5,365,637

 General Electric Co.

 $

 170,573,600

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 386,763

 PACCAR, Inc.

 $

 21,152,068

 Industrial Machinery - 2.5%

 706,074

 Illinois Tool Works, Inc.

 $

 72,330,221

 690,000

 Ingersoll-Rand Plc

 42,786,900

 $

 115,117,121

 Total Capital Goods

 $

 331,230,247

 Transportation - 1.7%

 Railroads - 1.7%

 1,017,000

 Union Pacific Corp.

 $

 80,902,350

 Total Transportation

 $

 80,902,350

 Media - 4.0%

 Broadcasting - 1.9%

 1,363,000

 Scripps Networks Interactive, Inc.

 $

 89,276,500

 Movies & Entertainment - 1.8%

 850,783

 The Walt Disney Co.

 $

 84,491,260

 Publishing - 0.3%

 267,996

 John Wiley & Sons, Inc. (Class A) +

 $

 13,102,324

 Total Media

 $

 186,870,084

 Retailing - 8.1%

 General Merchandise Stores - 1.8%

 1,001,587

 Dollar General Corp.

 $

 85,735,847

 Apparel Retail - 2.5%

 527,907

 Ross Stores, Inc.

 $

 30,565,815

 1,110,272

 The TJX Companies, Inc.

 86,989,811

 $

 117,555,626

 Home Improvement Retail - 3.2%

 1,106,208

 The Home Depot, Inc.

 $

 147,601,333

 Specialty Stores - 0.6%

 377,456

 Tiffany & Co.

 $

 27,697,721

 Total Retailing

 $

 378,590,527

 Food & Staples Retailing - 3.0%

 Drug Retail - 3.0%

 1,343,993

 CVS Health Corp.

 $

 139,412,394

 Total Food & Staples Retailing

 $

 139,412,394

 Food, Beverage & Tobacco - 7.6%

 Soft Drinks - 3.3%

 422,052

 Dr. Pepper Snapple Group, Inc.

 $

 37,739,890

 2,530,971

 The Coca-Cola Co.

 117,411,745

 $

 155,151,635

 Packaged Foods & Meats - 4.3%

 1,143,200

 Campbell Soup Co.

 $

 72,924,728

 1,075,207

 General Mills, Inc.

 68,114,363

 651,985

 The Hershey Co.

 60,041,299

 $

 201,080,390

 Total Food, Beverage & Tobacco

 $

 356,232,025

 Household & Personal Products - 0.6%

 Household Products - 0.6%

 224,281

 The Clorox Co.

 $

 28,272,863

 Total Household & Personal Products

 $

 28,272,863

 Health Care Equipment & Services - 6.1%

 Health Care Equipment - 5.0%

 730,140

 Abbott Laboratories

 $

 30,541,756

 449,863

 Becton Dickinson and Co.

 68,298,201

 175,004

 CR Bard, Inc.

 35,468,061

 1,358,948

 Medtronic PLC

 101,921,100

 $

 236,229,118

 Managed Health Care - 1.1%

 441,800

 Aetna, Inc.

 $

 49,636,230

 Total Health Care Equipment & Services

 $

 285,865,348

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Biotechnology - 2.5%

 676,326

 AbbVie, Inc.

 $

 38,631,741

 178,967

 Baxalta, Inc.

 7,230,267

 707,280

 Celgene Corp. *

 70,791,655

 $

 116,653,663

 Pharmaceuticals - 5.8%

 435,446

 Eli Lilly & Co.

 $

 31,356,466

 5,509,836

 Pfizer, Inc.

 163,311,539

 1,751,593

 Zoetis, Inc.

 77,648,118

 $

 272,316,123

 Life Sciences Tools & Services - 1.2%

 409,758

 Thermo Fisher Scientific, Inc.

 $

 58,017,635

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 446,987,421

 Banks - 6.4%

 Diversified Banks - 4.8%

 2,482,197

 US Bancorp

 $

 100,752,376

 2,598,318

 Wells Fargo & Co.

 125,654,658

 $

 226,407,034

 Regional Banks - 1.6%

 888,465

 The PNC Financial Services Group, Inc.

 $

 75,137,485

 Total Banks

 $

 301,544,519

 Diversified Financials - 2.2%

 Asset Management & Custody Banks - 0.4%

 319,737

 State Street Corp.

 $

 18,711,009

 Investment Banking & Brokerage - 1.8%

 535,110

 The Goldman Sachs Group, Inc.

 $

 84,001,568

 Total Diversified Financials

 $

 102,712,577

 Insurance - 5.9%

 Multi-line Insurance - 2.9%

 3,002,000

 The Hartford Financial Services Group, Inc.

 $

 138,332,160

 Property & Casualty Insurance - 3.0%

 686,177

 Chubb, Ltd.

 $

 81,757,990

 484,899

 The Travelers Companies, Inc.

 56,592,562

 $

 138,350,552

 Total Insurance

 $

 276,682,712

 Software & Services - 17.5%

 Internet Software & Services - 7.1%

 225,519

 Alphabet, Inc. (Class A)

 $

 172,048,445

 49,264

 Alphabet, Inc. (Class C)

 36,699,217

 1,766,048

 eBay, Inc. *

 42,137,905

 738,993

 Facebook, Inc. *

 84,319,101

 $

 335,204,668

 Data Processing & Outsourced Services - 3.6%

 586,600

 Automatic Data Processing, Inc.

 $

 52,623,886

 437,780

 Fiserv, Inc. *

 44,907,472

 953,214

 Visa, Inc.

 72,901,807

 $

 170,433,165

 Systems Software - 6.8%

 597,500

 Check Point Software Technologies, Ltd. *

 $

 52,263,325

 4,153,079

 Microsoft Corp.

 229,374,557

 853,866

 Oracle Corp.

 34,931,658

 $

 316,569,540

 Total Software & Services

 $

 822,207,373

 Technology Hardware & Equipment - 3.2%

 Computer Storage & Peripherals - 3.2%

 1,398,875

 Apple, Inc.

 $

 152,463,386

 Total Technology Hardware & Equipment

 $

 152,463,386

 Semiconductors & Semiconductor Equipment - 1.6%

 Semiconductors - 1.6%

 1,235,532

 Analog Devices, Inc.

 $

 73,131,139

 Total Semiconductors & Semiconductor Equipment

 $

 73,131,139

 Telecommunication Services - 1.2%

 Integrated Telecommunication Services - 1.2%

 1,425,000

 AT&T, Inc.

 $

 55,817,250

 Total Telecommunication Services

 $

 55,817,250

 Utilities - 3.8%

 Electric Utilities - 3.8%

 2,713,917

 American Electric Power Co., Inc.

 $

 180,204,089

 Total Utilities

 $

 180,204,089

 TOTAL COMMON STOCKS

 (Cost $3,316,632,040)

 $

 4,659,414,905

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $3,316,632,040) (a)

 $

 4,659,414,905

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 28,162,074

 TOTAL NET ASSETS - 100.0%

 $

 4,687,576,979

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At March 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $3,316,632,040 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 $1,369,060,224

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (26,277,359)

 Net unrealized appreciation

 $

 $1,342,782,865

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
4,659,414,905

$
-

$
-

$
4,659,414,905

 Total

$
4,659,414,905

$
-

$
-

$
4,659,414,905

 During the period ended March 31, 2016 there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 27, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 27, 2016 * Print the name and title of each signing officer under his or her signature.